Share Incentive Plan - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended				12 Months Ended	0 Months Ended
	Jul. 02, 2008	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Jan. 08, 2014	Apr. 18, 2008	Dec. 03, 2013	Dec. 03, 2012	Dec. 02, 2013	May 21, 2013	Nov. 17, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares						11,652,556
Ordinary shares, par value		$ 0.0001	$ 0.0001			0.0001
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent	5.00%
Total share base compensation		$ 503	$ 625	$ 141
Total intrinsic value of options exercised		3,906
Nonvested restricted shares granted		125,000
Shares vested on grant date		125,000
Grant date fair value non vested restricted share		$ 4.58
Share-based compensation expenses		503	625	141
Non Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends payable, amount per share					$ 0.15
Authorized reduction in exercise price of outstanding options					$ 0.15
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years
Contractual terms						10 years
Share Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						1 year
Options Cancelled
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share base compensation			146
Non Vested Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted shares granted							125,000	225,000
Shares vested on grant date								100,000
Grant date fair value non vested restricted share							$ 4.58	$ 1.22
Total share base compensation							573	276
Share-based compensation expenses								122	154
Share-based compensation requisite service period							1 year	1 year
Nonvested Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		503	250	21
Total fair value of shares vested		153	122
Share-based compensation related to nonvested shares that is expected to be recognized		$ 95
Share-based compensation related to nonvested shares that is expected to be recognized, weighted average period		2 months 12 days
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options cancelled										400,000
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options cancelled										720,900
Exercise price per share											$ 1.87